INVESTMENTS IN ASSOCIATES (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of associates [abstract]
Disclosure of associates [text block]
The following tables set forth information about investments in associates.

Name	Inversiones Puerto Coronel S.A.
Country	Chile
Functional currency	U.S. dollar
Corporate purpose
Investments in movables and real estate, acquisition of companies, securities and investment instruments, investment management and development and/or participation in all kinds of businesses and companies related to industrial, shipping, forestry and commercial activities.

Ownership interest (%)	50.0000%
	12-31-2025	12-31-2024
Carrying amount accounted for using equity method	ThU.S.$ 43,723	ThU.S.$ 35,111

Name	Servicios Corporativos Sercor S.A.
Country	Chile
Functional currency	Chilean pesos
Corporate purpose	Consulting services related to business management to Boards of Directors and Senior Management of all Arauco’s entities.
Ownership interest (%)	20.0000%
	12-31-2025	12-31-2024
Carrying amount accounted for using equity method	ThU.S.$ 393	ThU.S.$ 310

Name	Genómica Forestal S.A.
Country	Chile
Functional currency	Chilean pesos
Corporate purpose
Developing forestry genomics, through the use of biotechnological, molecular and bioinformatics tools with the purpose of strengthening genetic programs so as to improve the competitive position of the Chilean forestry industry for priority tree species.

Ownership interest (%)	25.0000%
	12-31-2025	12-31-2024
Carrying amount accounted for using equity method	ThU.S.$ 9	ThU.S.$ 9

Name	Falcão MS SPE S.A.
Country	Brazil
Functional currency	Brazilian real
Corporate purpose	Management of land for leases to related parties.
Ownership interest (%)	49.0000%
	12-31-2025	12-31-2024
Carrying amount accounted for using equity method	ThU.S.$ 73,999	ThU.S.$ 41,352

	12-31-2025	12-31-2024
Total investments in associates accounted for using equity method	ThU.S.$ 118,124	ThU.S.$ 76,782

Disclosure of detailed information about financial information of associates [Text Block]
Summarized financial information of associates

	Inversiones Puerto	Serv.Corporativos	Falcão	Genómica
	Coronel S.A.	Sercor S.A.	MS SPE S.A.	Forestal S.A.	Total
12-31-2025	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$
Current assets of associates	11,485	7,907	7,368	10	26,770
Non-current assets of associates	89,264	5,068	258,600	62	352,994
Total of associates	100,749	12,975	265,968	72	379,764
Current liabilities of associates	11,539	6,770	40,293	-	58,602
Non-current liabilities of associates	-	4,241	53,176	35	57,452
Equity	89,210	1,964	172,499	37	263,710
Total of associates	100,749	12,975	265,968	72	379,764

12-31-2025
Income	-	6,190	13,036	-	19,226
Other income / expenses	8,997	(5,971)	(1,578)	-	1,448
Net profit or loss (continuing operations) of associates	8,997	219	11,458	-	20,674
Other comprehensive income	(683)	-	-	-	(683)
Comprehensive income	8,314	219	11,458	-	19,991
Dividends received	-	-	9,368	-	9,368

	Inversiones Puerto	Serv.Corporativos	Falcão	Genómica
	Coronel S.A.	Sercor S.A.	MS SPE S.A.	Forestal S.A.	Total
12-31-2024	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$
Current assets of associates	1	4,616	10,574	10	15,201
Non-current assets of associates	72,041	2,465	145,212	62	219,780
Total of associates	72,042	7,081	155,786	72	234,981
Current liabilities of associates	54	3,838	11,667	-	15,559
Non-current liabilities of associates	-	1,693	59,474	35	61,202
Equity	71,988	1,550	84,645	37	158,220
Total of associates	72,042	7,081	155,786	72	234,981

12-31-2024
Income	-	5,158	10,620	-	15,778
Other income / expenses	(57,152)	(5,614)	(849)	-	(63,615)
Net profit or loss (continuing operations) of associates	(57,152)	(456)	9,771	-	(47,837)
Other comprehensive income	889	-	-	-	889
Comprehensive income	(56,263)	(456)	9,771	-	(46,948)
Dividends received	-	-	-	-	-

	Inversiones Puerto Coronel S.A.	Serv.Corporativos Sercor S.A.	Florestal Vale do Corisco S.A.	Falcão MS SPE S.A.	Total
12-31-2023	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$
Income	-	4,996	10,533	-	15,529
Other income / expenses	2,095	(4,360)	(4,476)	238	(6,503)
Net profit or loss (continuing operations) of associates	2,095	636	6,057	238	9,026
Other comprehensive income	-	-	-	-	-
Comprehensive income	2,095	636	6,057	238	9,026
Dividends received	-	-	2,187	-	2,187

Disclosure of reconciliation of summarised financial information of associate and joint venture accounted for using equity method to carrying amount of interest in associate and joint venture [Text Block]
Reconciliation of Investment in Associates and Joint Ventures

	12-31-2025	12-31-2024
	ThU.S.$	ThU.S.$
Opening balance as of January 1	406,611	423,611
Changes
Investment in associates, additions (1)	47,858	11,395
Investment in joint ventures, additions (2)	19,046	38,607
Disposals, investment in associates and joint ventures (4)	(326)	-
Share of profit (loss) in investment in associates	(245)	(24,075)
Share of profit (loss) in investment in joint ventures	(3,620)	(23,142)
Dividends received	(12,418)	(3,000)
Increase (decrease) in foreign exchange currency on translation of associates and joint ventures	33,654	(22,658)
Acquisitions through business combinations (3)	(5)	-
Other increase (decrease) in investment in associates and joint ventures	(7,013)	5,873
Total changes	76,931	(17,000)
Closing balance	483,542	406,611

Year 2025:
(1) Contributions made in investments in associates:
-In March, Celulosa Arauco y Constitución S.A. made capital contributions to the company Inversiones Puerto Coronel S.A. through the capitalization of loans receivable with Compañía Puerto de Coronel S.A. for ThU.S.$ 5,745.
-Arauco Participações Florestais Ltda. made capital contributions to the company Falcão MS SPE S.A. for ThR$ 230,039 that is equivalent to ThU.S.$ 42,113 for 230,039,467 shares.
(2) Contributions made in joint ventures:
-Forestal Arauco S.A., made contributions of non-monetary assets to Agrícola Fresno SpA amounting to ThU.S.$ 18,812.
-Arauco Bioenergía SpA., made capital contributions to Parque Eólico Ovejera Sur SpA. amounting to ThCLP$ 220,000 equivalents to ThU.S.$ 234.
(3) Forestal Arauco S.A., acquired the remaining 50% of the shares in the following companies: Parque Eólico Girasol Spa., Parque Eólico Las Dalias SpA., Parque Eólico Las Fresias SpA., Parque Eólico El Trébol SpA., Parque Eólico Los Cardos SpA., Parque Eólico Las Calas SpA., Parque Eólico Tulipanes SpA., Parque Eólico Hortensias SpA., Parque Eólico Lavanda SpA., y Parque Eólico Jazmin SpA., the payment was for Th$ 500 equivalent to ThU.S.$ 0.5 for 500 shares in each entity. Subsequently, Forestal Arauco S.A. sold 100% of these shares to Altovento SpA.
(4) Forestal Arauco S.A., during December 2025, decreased its capital investment in Agrícola San Gerardo SpA by ThCLP$ 300,000 in cash, equivalent toThU.S.$326.

Year 2024:
(1) Arauco Participações Florestais Ltda. Made a capital contribution to Falcão MS SPE S.A., for ThR$ 63,488 that is equivalent to ThU.S.$ 11,395 for 63,488,424 shares.
(2) Contributions made in joint ventures:
-Forestal Arauco S.A., made contributions of non-monetary assets to Agrícola Fresno SpA amounting to ThU.S.$ 12,066.
-Forestal Arauco S.A., made capital contributions to the following companies: Parque Eólico Girasol Spa., Parque Eólico Las Dalias SpA., Parque Eólico Las Fresias SpA., Parque Eólico Margaritas SpA., Parque Eólico Los Cardos SpA., Parque Eólico Las Calas SpA., Parque Eólico Tulipanes SpA., Parque Eólico Hortensias SpA., Parque Eólico Lavanda SpA., y Parque Eólico Jazmin SpA., for Th$ 500 that was equivalent to ThU.S.$ 0.5 for 500 shares in each entity.
-Arauco Bioenergía SpA., made capital contributions to Parque Eólico Ovejera Sur SpA. amounting to ThCLP$ 285,000 equivalents to ThU.S.$ 296, corresponding to 285 shares.
-Arauco Wood Limited, made capital contributions to Sonae Arauco S.A. for Th€ 25,000 that is equivalent to ThU.S.$ 26,240 for 714,286 shares.

	12-31-2025	12-31-2024
	ThU.S.$	ThU.S.$
Carrying amount of investments in associates accounted for using equity method	118,124	76,782
Carrying amount of investments in joint ventures accounted for using equity method	365,418	329,829
Total investment accounted for using equity method	483,542	406,611